Restructuring Charges and Asset Impairments	12 Months Ended
Mar. 31, 2012
Restructuring Charges and Asset Impairments
19.	Restructuring charges and asset impairments

As part of its effort to improve the performance of the various businesses, Sony has undertaken a number of restructuring initiatives. Sony defines restructuring initiatives as activities initiated by Sony, such as exiting a business or product category or implementing a headcount reduction program, which are designed to generate a positive impact on future profitability. For the fiscal years ended March 31, 2010, 2011 and 2012, Sony recorded total restructuring charges of 116,472 million yen, 62,318 million yen and 52,645 million yen, respectively.

Sony anticipates recording approximately 75 billion yen of restructuring charges for the fiscal year ending March 31, 2013.

The changes in the accrued restructuring charges for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	Yen in millions
	Employee termination benefits	Non-cash write-downs and disposals, net*	Other associated costs	Total
Balance at March 31, 2009	53,813	—	11,461	65,274
Restructuring costs	65,133	31,928	19,411	116,472
Non-cash charges	—	(31,928)	—	(31,928)
Cash payments	(88,803)	—	(21,754)	(110,557)
Adjustments	(2,925)	—	(156)	(3,081)

Balance at March 31, 2010	27,218	—	8,962	36,180
Restructuring costs	38,264	8,294	15,760	62,318
Non-cash charges	—	(8,294)	—	(8,294)
Cash payments	(47,521)	—	(19,086)	(66,607)
Adjustments	(2,376)	—	(662)	(3,038)

Balance at March 31, 2011	15,585	—	4,974	20,559
Sony Ericsson acquisition	8,789	—	2,190	10,979
Restructuring costs	25,453	20,428	6,764	52,645
Non-cash charges	—	(20,428)	—	(20,428)
Cash payments	(24,928)	—	(4,862)	(29,790)
Adjustments	98	—	(1,130)	(1,032)

Balance at March 31, 2012	24,997	—	7,936	32,933

*	Significant asset impairments excluded from restructuring charges are described below.

The total amount of costs incurred in connection with these restructuring programs by segment for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Imaging Products & Solutions	17,452	11,527	1,278
Game	219	4,097	519
Mobile Products & Communications*	3,106	2,451	1,859
Home Entertainment & Sound	15,709	18,989	5,007
Devices	30,332	7,839	26,373
Pictures	5,605	2,722	1,273
Music	5,225	2,662	5,710
Financial Services	5,078	5,010	1,822
All Other and Corporate	33,746	7,021	8,804

Total net charges	116,472	62,318	52,645

*	Sony acquired Ericsson’s shares in Sony Ericsson and it became a wholly-owned subsidiary of Sony. Subsequent to the acquisition, Sony Ericsson was renamed Sony Mobile which is included in the MP&C segment. Refer to Note 24.

In addition to the restructuring charges in the tables above, Sony recorded in cost of sales 7,851 million, 4,751 million yen and 2,115 million yen of non-cash charges related to depreciation associated with restructured assets for the fiscal years ended March 31, 2010, 2011 and 2012, respectively. Depreciation associated with restructured assets as used in the context of the disclosures regarding restructuring activity refers to the increase in depreciation expense caused by shortening the useful life or updating the salvage value of depreciable fixed assets to coincide with the end of production under an approved restructuring plan. Any impairment of the asset is recognized immediately in the period.

Imaging Products & Solutions segment

In an effort to improve the performance of the IP&S segment, Sony has undergone a number of restructuring efforts to reduce its operating costs. These efforts included headcount reduction programs, initiatives to advance rationalization of manufacturing operations, shifting and aggregating manufacturing to low-cost areas, and utilizing the services of third-party original equipment and design manufacturers (OEMs and ODMs). Significant restructuring activities are as follows:

Retirement programs -

In an effort to improve the performance of the IP&S segment, Sony has undergone several headcount reduction programs to further reduce operating costs. Through measures including the realignment of its manufacturing sites, a review of its development and design structure, and the streamlining of its sales and administrative functions, Sony has continued to implement a company-wide (including headquarters) rationalization. Sony intends to reallocate and optimize its workforce through programs including work reassignments and outplacements. As a result of these measures, Sony recorded in the IP&S segment restructuring charges related mainly to employee termination benefits totaling 12,864 million yen, 9,510 million yen and 3,080 million yen for the fiscal years ended March 31, 2010, 2011 and 2012, respectively, in selling, general and administrative expenses in the consolidated statements of income. These staff reductions were achieved worldwide mostly through the implementation of early retirement programs. Sony will continue to implement programs to reduce headcount by streamlining business operations, including closure and consolidation of manufacturing sites, and the consolidation of headquarters and administrative functions.

Realignment of manufacturing operations in Japan -

During the fiscal year ended March 31, 2010, Sony implemented extensive measures to better compete in terms of speed to market and profitability, including the reevaluation of both its domestic and overseas manufacturing operations. As part of this process, manufacturing operations in Japan for certain product categories were consolidated in order to increase the efficiency of these manufacturing operations.

As a result of this realignment of manufacturing operations in Japan, restructuring charges for the closure of production facilities totaling 7,132 million yen were recorded which consisted mainly of personnel related costs and the disposal or impairment of assets. Of the total restructuring charges, 3,586 million yen for employee termination benefits were included in the termination benefit for the retirement program described above and 3,261 million yen for the disposal or impairment of assets was recorded in other operating (income) expense, net in the consolidated statements of income. In addition to the restructuring charges, 1,167 million yen of non-cash charges related to depreciation associated with restructured assets were recorded in cost of sales in the consolidated statements of income as a result of this realignment of manufacturing operations in Japan.

Game segment

In an effort to improve the performance of the Game segment, Sony has undergone a number of restructuring efforts to reduce its operating costs.

The resulting restructuring charges, included in the table above, were related mainly to employee termination benefits in selling, general and administrative expenses and an impairment of assets in other operating (income) expense in the consolidated statements of income.

Mobile Products & Communications segment

In an effort to improve the performance of the MP&C segment, Sony has undergone a number of restructuring efforts to reduce its operating costs. These efforts included headcount reduction programs, initiatives to advance rationalization of manufacturing operations and shifting and aggregating manufacturing to low-cost areas. Significant restructuring activities are as follows:

Retirement programs -

In an effort to improve the performance of the MP&C segment, Sony has undergone several headcount reduction programs to further reduce operating costs. Through measures including the realignment of its manufacturing sites, a review of its development and design structure, and the streamlining of its sales and administrative functions, Sony has continued to implement a company-wide (including headquarters) rationalization. Sony intends to reallocate and optimize its workforce through programs including work reassignments and outplacements. As a result of these measures, Sony recorded in the MP&C segment restructuring charges, including restructuring charges at Sony Mobile from February 16, 2012 through March 31, 2012, related mainly to employee termination benefits totaling 2,803 million yen, 2,130 million yen and 1,812 million yen for the fiscal years ended March 31, 2010, 2011 and 2012, respectively, in selling, general and administrative expenses in the consolidated statements of income. These staff reductions were achieved worldwide mostly through the implementation of early retirement programs. Sony will continue to implement programs to reduce headcount by streamlining business operations, including the closure and consolidation of manufacturing sites, and the consolidation of headquarters and administrative functions.

As a result of the acquisition of Sony Ericsson, which was subsequently renamed Sony Mobile, Sony reflected in the consolidated balance sheets 10,979 million yen of restructuring liabilities which related to restructuring activities undertaken by Sony Ericsson prior to Sony’s acquisition of Ericsson’s 50% equity interest in Sony Ericsson, but which had not yet been paid or settled by Sony Ericsson. The restructuring liability relates to activities previously accrued by Sony Ericsson but which were unpaid as of the acquisition date representing severance costs of 8,789 million yen and other associated costs of 2,190 million yen.

Home Entertainment & Sound segment

In an effort to improve the performance of the HE&S segment, Sony has undergone a number of restructuring efforts to reduce its operating costs. These efforts included headcount reduction programs, initiatives to advance rationalization of manufacturing operations, shifting and aggregating manufacturing to low-cost areas, and utilizing the services of third-party original equipment and design manufacturers (OEMs and ODMs). Significant restructuring activities are as follows:

Retirement programs -

In an effort to improve the performance of the HE&S segment, Sony has undergone several headcount reduction programs to further reduce operating costs. Through measures including the realignment of its manufacturing sites, a review of its development and design structure, and the streamlining of its sales and administrative functions, Sony has continued to implement a company-wide (including headquarters) rationalization. Sony intends to reallocate and optimize its workforce through programs including work reassignments and outplacements. As a result of these measures, Sony recorded in the HE&S segment restructuring charges related mainly to employee termination benefits totaling 8,547 million yen, 8,679 million yen and 4,548 million yen for the fiscal years ended March 31, 2010, 2011 and 2012, respectively, in selling, general and administrative expenses in the consolidated statements of income. These staff reductions were achieved worldwide mostly through the implementation of early retirement programs. Sony will continue to implement programs to reduce headcount by streamlining business operations, including the closure and consolidation of manufacturing sites, and the consolidation of headquarters and administrative functions.

Realignment of manufacturing operations in Japan -

During the fiscal year ended March 31, 2010, Sony implemented extensive measures to better compete in terms of speed to market and profitability, including the reevaluation of both its domestic and overseas manufacturing operations. As part of this process, manufacturing operations in Japan for certain product categories were consolidated in order to increase the efficiency of these manufacturing operations.

As a result of this realignment of manufacturing operations in Japan, 3,656 million yen of non-cash charges related to depreciation associated with restructured assets were recorded in cost of sales in the consolidated statements of income.

Sales and transfers of manufacturing operations outside of Japan -

During the fiscal year ended March 31, 2011, Sony sold and transferred certain manufacturing operations outside of Japan to third parties to reduce operating costs. The resulting restructuring charges included expenses of 11,583 million yen related to the transfer of a factory in Barcelona and the impairment of related assets, including restructuring charges related to employee termination benefits of 1,963 million yen which was included in the termination benefit for the retirement program described above.

Cash flows from the sales and transfers of manufacturing operations are included in sales of businesses in the consolidated statements of cash flows.

Devices segment

In an effort to improve the performance of the Devices segment, Sony has undergone a number of restructuring efforts to reduce operating costs. These efforts included headcount reduction programs, initiatives to advance rationalization of manufacturing operations and shifting and aggregating manufacturing to low-cost areas. Significant restructuring activities are as follows:

Retirement programs -

In an effort to improve the performance of the Devices segment, Sony has undergone several headcount reduction programs to further reduce operating costs. Through measures including the realignment of its manufacturing sites, a review of its development and design structure, and the streamlining of its sales and administrative functions, Sony has continued to implement a company-wide (including headquarters) rationalization. Sony intends to reallocate and optimize its workforce through programs including work reassignments and outplacements. As a result of these measures, Sony recorded in the Devices segment restructuring charges related mainly to employee termination benefits totaling 18,096 million yen, 7,474 million yen and 5,445 million yen for the fiscal years ended March 31, 2010, 2011 and 2012, respectively, in selling, general and administrative expenses in the consolidated statements of income. These staff reductions were achieved worldwide mostly through the implementation of early retirement programs. Sony will continue to implement programs to reduce headcount by streamlining business operations, including closure and consolidation of manufacturing sites, and the consolidation of headquarters and administrative functions.

Realignment of manufacturing operations in Japan -

During the fiscal year ended March 31, 2010, Sony implemented extensive measures to better compete in terms of speed to market and profitability, including the reevaluation of both its domestic and overseas manufacturing operations. As part of this process, manufacturing operations in Japan for certain product categories were consolidated in order to increase the efficiency of these manufacturing operations.

As a result of this realignment of manufacturing operations in Japan, restructuring charges for the closure of production facilities totaling 6,087 million yen consisted mainly of personnel related costs and the disposal or impairment of assets. Of the total restructuring charges, 5,273 million yen for employee termination benefits were included in the termination benefit for the retirement program described above and 455 million yen for the disposal or impairment of assets were recorded in other operating (income) expense, net in the consolidated statements of income. In addition to the restructuring charges, 799 million yen of non-cash charges related to depreciation associated with restructured assets were recorded in cost of sales in the consolidated statements of income as a result of this realignment of manufacturing operations in Japan.

Sale and asset-impairment of small- and medium-sized TFT LCD business -

In an effort to increase efficiency and strengthen operations in the small- and medium-sized TFT LCD business by consolidating manufacturing operations, Sony recorded 7,832 million yen for the impairment of TFT LCD related fixed assets for the fiscal year ended March 31, 2010. These charges were recorded in other operating (income) expense, net in the consolidated statements of income.

As described in Note 25, Sony sold its small- and medium-sized TFT LCD business to Japan Display Inc. During the fiscal year ended March 31, 2012, Sony recorded an impairment loss of 19,187 million yen in other operating (income) expense, net in the consolidated statements of income, as the long-lived assets used by the business were classified as held for sale and recorded at the lesser of carrying value or fair value.

Pictures segment

In an effort to improve the performance of the Pictures segment, Sony has undergone a number of restructuring efforts to reduce operating costs and rationalize certain operations.

The resulting restructuring charges, included in the table above, were related mainly to employee termination benefits and included in selling, general and administrative expenses in the consolidated statements of income.

Music segment

In an effort to improve the performance of the Music segment due to the continued contraction of the physical music market, Sony has undergone a number of restructuring efforts to reduce operating costs.

The resulting restructuring charges, included in the table above, were related mainly to employee termination benefits and included in selling, general and administrative expenses in the consolidated statements of income.

Financial Services segment

In an effort to improve the performance of the Financial Services segment, Sony has undergone restructuring efforts to reduce operating costs.

During the fiscal year ended March 31, 2010, Sony recorded restructuring charges of 3,718 million yen in financial service expenses and 1,360 million yen in other operating (income) expense, net in the consolidated statements of income. These restructuring charges were related mainly to the realignment of credit financing operations and the disposal or impairment of assets. During the fiscal year ended March 31, 2011, Sony recorded restructuring charges of 3,371 million yen in financial service expenses and 1,639 million yen in other operating (income) expense, net in the consolidated statements of income. These restructuring charges related mainly to the partial sale of a leasing and credit card business.

Cash flows from the partial sale of a leasing and credit card business are included in sales of businesses in the consolidated statements of cash flows.

All Other and Corporate

Realignment of manufacturing operations in Japan -

During the fiscal year ended March 31, 2010, Sony implemented extensive measures to better compete in terms of speed to market and profitability, including the reevaluation of both its domestic and overseas manufacturing operations. As part of this process, mobile phone customer service and manufacturing operations in Japan were consolidated in order to establish an integrated operational structure from manufacturing through to customer service.

As a result of this realignment, restructuring charges for the closure of production facilities totaling 6,041 million yen were recorded, which consisted mainly of personnel related costs and the disposal or impairment of assets. Of the total restructuring charges, 4,900 million yen for employee termination benefits was recorded in selling, general and administrative expenses, and 862 million yen for the disposal or impairment of assets was recorded in other operating (income) expense, net in the consolidated statements of income. In addition to the restructuring charges, 553 million yen of non-cash charges related to depreciation associated with restructured assets were recorded in cost of sales in the consolidated statements of income.

Withdrawal from property lease contract -

During the fiscal year ended March 31, 2010, Sony withdrew from the property management operation of an entertainment complex in Japan and terminated the property lease contract. Sony recorded 6,495 million yen of termination payments in cost of sales in the consolidated statements of income.

Corporate restructuring charges related to headquarters -

During the fiscal year ended March 31, 2010, Sony underwent headquarters restructuring activities. As a result, 5,897 million yen for employee termination benefits were recorded in selling, general and administrative expenses in the consolidated statements of income for the fiscal year ended March 31, 2010.

Asset-impairment of OLED related equipment -

During the fiscal year ended March 31, 2010, Sony recorded 5,265 million yen for the impairment of OLED related equipment, which was rendered obsolete due to the utilization of an alternative technology in the manufacture of OLED products. These charges were recorded in other operating (income) expense, net in the consolidated statements of income.

Other asset impairment information

Asset-impairment of LCD television business related long-lived assets -

Sony recorded impairment losses of 27,100 million yen and 16,700 million yen for the fiscal years ended March 31, 2010 and 2012, respectively, included within the HE&S segment, related to the LCD television assets group. These impairment losses primarily reflect a decrease in the estimated fair value of property, plant and equipment and certain intangible assets.

During the fiscal year ended March 31, 2010, management updated its strategic plans, which resulted in decreases in the assets’ estimated service periods and corresponding estimated future cash flows leading to the impairment loss.

During the fiscal year ended March 31, 2012, the corresponding estimated future cash flows leading to the impairment charge reflect the continued deterioration in LCD television market conditions in Japan, Europe and North America, and unfavorable foreign exchange rates.

Sony excluded these losses on impairment from restructuring charges as they were not directly related to Sony’s ongoing restructuring initiatives.

Asset-impairment of network business related long-lived assets -

Sony recorded an impairment loss of 12,601 million yen for the fiscal year ended March 31, 2012, included within All Other, related to the network business asset group, which has made investments in network improvements and security enhancements. This impairment loss primarily reflects a decrease in the estimated fair value of certain intangible and other long-lived assets.

During the fiscal year ended March 31, 2012, the corresponding estimated future cash flows leading to the impairment charge reflect management’s revised forecast over the limited period applicable to the impairment determination.

Sony excluded this loss on impairment from restructuring charges as it was not directly related to Sony’s ongoing restructuring initiatives.